Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

February 1, 2012

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 226 to Registration Statement
      No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectuses that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 226 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on January 26, 2012.

The Fund's Statement of Additional Information will be filed pursuant to Rule 497(c) under the Act to reflect non-material changes.

If you have any questions or would like further information, please call Maureen Towle at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle, Esq.

Exhibit A

Funds Trust

Wells Fargo Advantage Diversified Capital Builder Fund

Wells Fargo Advantage Diversified Income Builder Fund

Wells Fargo Advantage Index Asset Allocation Fund